NON-CURRENT ASSETS AND DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE	12 Months Ended
Dec. 31, 2017
Miscellaneous assets [abstract]
NON-CURRENT ASSETS AND DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE

NOTE 13 - NON-CURRENT ASSETS AND DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE

Non-current assets and in disposal groups held for sale at December 31, 2017 and December 31, 2016 are detailed below:

	As of	As of
	December 31,	December 31,
	2017	2016
	ThUS$	ThUS$
Current assets

Aircraft	236,022	281,158
Engines and rotables	9,197	29,083
Other assets	45,884	26,954
Total	291,103	337,195

Current liabilities
Other liabilities	15,546	10,152
Total	15,546	10,152

The balances are presented at the lower of book value and fair value less cost to sell. The fair value of these assets was determined based on quoted prices in active markets for similar assets or liabilities. This is a level II measurement as per the fair value hierarchy set out in note 3.3 (2). There were no transfers between levels for recurring fair value measurements during the year.

(a)	Assets reclassified from Property, plant and equipment to Non-current assets or groups of assets for disposal classified as held for sale

During 2016, two Airbus A319 aircraft, two Airbus A320 aircraft, six Airbus A330 aircraft, two Boeing 777 aircraft, eight A330 spare engines, A330 rotables and two buildings under the heading Non-current assets were transferred from the Property, plant and equipment heading. or groups of assets for disposal, classified as held for sale.

As a result, as of December 31, 2016, an adjustment of US $ 55 million was recorded to write down these assets to their net.

During 2016, two Airbus A319 aircraft, one Airbus A320 aircraft, two Airbus A330 aircraft, one A330 spare engine and D200 rotables were sold.

During 2017, an adjustment of US $ 17.4 million was recognized to record these assets at their net realizable value.

In addition, during 2017 seven Airbus A330 Spare engines and two Airbus A330 aircraft were sold.

The detail of fleet classified as non-current assets or groups of assets for disposal classified as held for sale is the following:

	As of		As of
	December 31,		December 31,
Aircraft	2017		2016
Boeing 777 Freighter	2	(*)	2	(*)
Airbus A330-200	1		3
Airbus A320-200	1		1
ATR42-300	1		1
Total	5		7

(*) One aircraft leased to DHL.

(b)       Assets reclassified from Inventories to Non-current assets or groups of assets for disposal classified as held for sale

During in the first quarter of 2017, stocks of the fleet Airbus A330, were reclassified from Inventories to Non-current assets or groups of assets for disposal classified as held for sale.

During 2017 an adjustment of US $ 1.3 million was recognized to record these assets at their net realizable value.

In addition, during 2017 part of the A330 inventory was sold.